Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Payments of cash dividends	₩ (1,028,520)	₩ (742,136)	₩ (718,698)
Payments of interest on hybrid bonds	(14,766)	(14,766)	(14,766)
Acquisition of treasury shares	(76,111)	(426,664)
Cash inflow from transactions with the non-controlling shareholders	444,124	17,766
Cash outflow from transactions with the non-controlling shareholders	(19,406)	(6,515)
Cash outflow from spinoff	(626,000)
Cash flow from other financing activities	(1,320,679)	(1,172,315)
Cash flows from financing activities	₩ (2,053,611)	₩ (1,457,579)	₩ (686,674)